INCOME TAX AND SOCIAL CONTRIBUTION (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Schedule of deferred taxes
12.1 - Composition of deferred income tax and social contribution

	12/31/2025	12/31/2024
Tax differences through income
Tax loss carryforwards	12,784,666	9,429,496
Provision for litigation	7,044,354	3,835,152
Estimated loss in credits	2,508,922	782,071
Operational provisions	1,116,479	634,542
Impairment	583,704	178,506
Contractual Transmission assets	(9,109,911)	(12,748,145)
Renegotiation of hydrological risk	(642,641)	(828,508)
Accelerated depreciation	(293,599)	(301,060)
Financial instruments	1,209,858	(29,474)
Others	(257,300)	254,315
Tax Differences Recognized Through Other Comprehensive Income (OCI)
Deferred tax assets on actuarial losses	627,041	584,594
Financial instruments at fair value	(493,221)	(405,499)
	15,078,352	1,385,990
Tax credits
Income tax	19,264,090	11,014,760
Social contribution	9,644,530	4,801,139
Tax debits
Income tax	(8,561,300)	(9,534,459)
Social contribution	(5,268,968)	(4,895,450)
	15,078,352	1,385,990

Schedule of the subsidiary Eletronorte's realization of deferred assets derived from tax losses and negative basis of social contribution
The amounts recognized in the financial statements are the result of the Company’s best estimate of future taxable profits, and the basis of the recorded value is formed by the temporary differences, tax loss and negative basis of social contribution of each entity, whose expected realization is as follows:

2026	(384,500)
2027	265,254
2028	628,342
2029	790,807
2030	753,948
After 2030	13,024,501
15,078,352

Schedule of reconciliation of expense with income tax and social contributions
12.2 - Reconciliation of taxes recognized in the result

	12/31/2025	12/31/2024	12/31/2023
Operating income (loss) before taxes	(6,979,950)	10,620,783	1,396,363

IRPJ and CSLL calculated at nominal rates	2,373,183	(3,611,067)	(474,763)

Effects of additions and deletions
Equity Method	630,353	10,168	515,523
Dividends / interest on equity (IOE)[1]	621,084	—	—
Tax loss offset	14,486	97,002	—
Tax incentives - impacts of deferral	211,031	402,828	290,574
Unrecognized / reversed deferred taxes	(3,173,560)	(623,082)	93,800
Deferral tax[2]	254,875	656,515	(663,640)
Other permanent additions and exclusions	117,450	203,890	893,556
Total (debit)/credit of IRPJ and CSLL of transactions	1,048,902	(2,863,746)	655,050

Effective tax rate (%) of transactions	—	26.96	—
			—
Constitution/reversal of tax credits	12,490,705	2,623,716	2,343,448

Total (debit)/credit of IRPJ and CSLL	13,539,607	(240,030)	2,998,498
[1] Shareholder remuneration used in Brazil, provided for under Brazilian corporate and tax legislation, which allows the Company to deduct such payments for tax purposes as a financial expense
[2]The movement includes, substantially, the effect between income tax nominal rate and subsidiaries’ income tax rate.